Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 185
2020	115
2021	97
2022	83
2023	62
Total operating leases	$ 542